Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

4.	SHARE-BASED COMPENSATION

On December 31, 2010, the Company had a number of open share-based compensation plans, which provide for the grant of time-based and performance-based options, restricted stock units and various other share-based grants to employees. All of the Company’s share-based compensation plans under which any options, restricted stock units or other share-based grants are outstanding as at December 31, 2010 are described below. The compensation cost that has been charged against income for those plans for the year ended December 31, 2010 was $47 million (2009: $39 million; 2008: $40 million). The total income tax benefit recognized in the statement of operations for share-based compensation arrangements for the year ended December 31, 2010 was $14 million (2009: $12 million; 2008: $12 million).

2001 Share Purchase and Option Plan

This plan, which was established on May 3, 2001, provides for the granting of time-based options, restricted stock units and various other share-based grants at fair market value to employees of the Company. There are 25,000,000 shares available for grant under this plan. Options are exercisable on a variety of dates, including from the first, second, third, sixth or eighth anniversary of grant, although for certain options the exercisable date may accelerate depending on the achievement of certain performance goals. The Board of Directors has adopted several sub-plans under the 2001 plan to provide employee sharesave schemes in the UK, Ireland and internationally. Unless terminated sooner by the Board of Directors, the 2001 Plan (and all sub-plans) will expire 10 years after the date of its adoption. That termination will not affect the validity of any grant outstanding at that date.

2008 Share Purchase and Option Plan

This plan, which was established on April 23, 2008, provides for the granting of time and performance-based options, restricted stock units and various other share-based grants at fair market value to employees of the Company. There are 8,000,000 shares available for grant under this plan. Options are exercisable on a variety of dates, including from the third, fourth or fifth anniversary of grant. Unless terminated sooner by the Board of Directors, the 2008 Plan will expire 10 years after the date of its adoption. That termination will not affect the validity of any grant outstanding at that date.

HRH Option Plans

Options granted under the Hilb Rogal and Hamilton Company 2000 Stock Incentive Plan (‘HRH 2000 Plan’) and the Hilb Rogal & Hobbs Company 2007 Stock Incentive Plan (the ‘HRH 2007 Plan’) were converted into options to acquire shares of Willis Group Holdings. No further grants are to be made under the HRH 2000 Plan. Willis is authorized to grant equity awards under the HRH 2007 Plan until 2017 to employees who were formerly employed by HRH and to new employees who have joined Willis or one of its subsidiaries since October 1, 2008, the date that the acquisition of HRH was completed.

Employee Stock Purchase Plans

The Company has adopted the Willis Group Holdings 2001 North America Employee Share Purchase Plan, expiring May 31, 2011 and the Willis Group Holdings 2010 North America Employee Stock Purchase Plan. They provide certain eligible employees to the Company’s subsidiaries in the US and Canada the ability to contribute payroll deductions to the purchase of Willis Shares at the end of each offering period.

The Company may also issue 245,000 Shares to directors upon exercise of options.

Option Valuation Assumptions

The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table. Expected volatility is based on historical volatility of the Company’s stock. With effect from January 1, 2006, the Company uses the simplified method set out in Accounting Standard Codification (‘ASC’) 718-10-S99 to derive the expected term of options granted. The risk-free rate for periods within the expected life of the option is based on the US Treasury yield curve in effect at the time of grant.

	Years ended December 31,
	2010	2009	2008

Expected volatility	30.4%	32.4%	30.0%
Expected dividends	3.4%	3.9%	2.5%
Expected life (years)	5	5	4
Risk-free interest rate	2.2%	3.0%	3.9%

A summary of option activity under the plans at December 31, 2010, and changes during the year then ended is presented below:

		Weighted
		Average	Weighted Average	Aggregate
		Exercise	Remaining	Intrinsic
(Options in thousands)	Options	Price(i)	Contractual Term	Value
				(millions)

Time-based stock options
Balance, beginning of year	13,398	$32.23
Granted	466	$27.41
Exercised	(1,463)	$26.25
Forfeited	(831)	$33.45
Expired	(121)	$29.89

Balance, end of year	11,449	$32.73	4 years	$36

Options vested or expected to vest at December 31, 2010	11,183	$32.85	4 years	$34
Options exercisable at December 31, 2010	7,939	$33.04	3 years	$23
Performance-based stock options
Balance, beginning of year	8,869	$32.67
Granted	1,252	$28.17
Exercised	(1)	$3.12
Forfeited	(671)	$31.75

Balance, end of year	9,449	$32.14	6 years	$31

Options vested or expected to vest at December 31, 2010	5,403	$30.52	6 years	$26
Options exercisable at December 31, 2010	—	—	—	$—

(i)	Certain options are exercisable in pounds sterling and are converted to dollars using the exchange rate at December 31, 2010.

The weighted average grant-date fair value of time-based options granted during the year ended December 31, 2010 was $5.25 (2009: $5.87; 2008: $6.20). The total intrinsic value of options exercised during the year ended December 31, 2010 was $8 million (2009: $3 million; 2008: $7 million). At December 31, 2010 there was $17 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements under time-based stock option plans; that cost is expected to be recognized over a weighted average period of 1 year.

The weighted average grant-date fair value of performance-based options granted during the year ended December 31, 2010 was $7.11 (2009: $5.89; 2008: $9.37). The total intrinsic value of options exercised during the year ended December 31, 2010 was $nil (2009: $1 million; 2008: $3 million). At December 31, 2010 there was $37 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements under performance-based stock option plans; that cost is expected to be recognized over a weighted-average period of 2 years.

A summary of restricted stock unit activity under the Plans at December 31, 2010, and changes during the year then ended is presented below:

		Weighted Average
		Grant Date
(Units awarded in thousands)	Shares	Fair Value

Nonvested shares (restricted stock units)
Balance, beginning of year	2,204	$28.88
Granted	466	$32.32
Vested	(745)	$31.17
Forfeited	(127)	$28.89

Balance, end of year	1,798	$28.82

The total number of restricted stock units vested during the year ended December 31, 2010, was 744,633 shares at an average share price of $32.17 (2009: 550,224 shares at an average share price of $24.53). At December 31, 2010 there was $15 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements under the plan: that cost is expected to be recognized over a weighted average period of 1 year.

Cash received from option exercises under all share-based payment arrangements for the year ended December 31, 2010 was $37 million (2009: $19 million; 2008: $11 million). The actual tax benefit realized for the tax deductions from option exercises of the share-based payment arrangements totaled $10 million for the year ended December 31, 2010 (2009: $5 million; 2008: $7 million).